Note 11 - Capital Leased Assets and Capital Lease Obligations - Annual Lease Payments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Capital lease payments 2018	$ 24,989
Capital lease payments 2019	49,798
Capital lease payments 2020	49,895
Capital lease payments 2021	49,798
Capital lease payments 2022	49,798
Capital lease payments 2023 and thereafter	203,541
Capital lease payments Total	427,819
Less: Amount of interest (MSC Azov, MSC Ajaccio, MSC Amalfi, Leonidio and Kyparissia)	(68,070)
Total lease payments	359,749
Less: Financing costs, net	(3,770)
Total lease payments, net	$ 355,979